Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 57,859	$ 84,161	$ 90,715
COST OF REVENUES	(23,582)	(31,569)	(27,325)
GROSS PROFIT	34,277	52,592	63,390
OPERATING EXPENSES:
Research and development expenses	(40,475)	(48,171)	(58,207)
Sales and marketing expenses	(18,302)	(17,314)	(16,959)
General and administrative expenses	(16,465)	(14,024)	(16,593)
Change in earnout liability	(377)
TOTAL OPERATING EXPENSES	(75,619)	(79,509)	(91,759)
OPERATING LOSS	(41,342)	(26,917)	(28,369)
Change in fair value of Forfeiture Shares	37	1,713	2,907
Financial income (expenses), net	4,795	5,637	(1,770)
LOSS BEFORE INCOME TAXES	(36,510)	(19,567)	(27,232)
INCOME TAXES	(96)	(112)	(451)
LOSS AFTER INCOME TAXES	(36,606)	(19,679)	(27,683)
Equity in earnings of investee	23	18	16
NET LOSS	$ (36,583)	$ (19,661)	$ (27,667)
Basic net loss per ordinary share (in Dollars per share)	$ (0.35)	$ (0.19)	$ (0.28)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.35)	$ (0.19)	$ (0.28)
Weighted average number of shares and vested RSUs used in computing net loss per Ordinary Share (in Shares)	105,477,191	101,985,939	97,820,782
Other comprehensive income:
Change in unrealized gains on cash flow hedges	$ 601
TOTAL COMPREHENSIVE LOSS	$ (35,982)	$ (19,661)	$ (27,667)